Expected Future Service Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013
Japanese Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2014	¥ 16,846
Year ending December 31, 2015	18,489
Year ending December 31, 2016	20,242
Year ending December 31, 2017	21,713
Year ending December 31, 2018	23,688
Year ending December 31, 2019 - 2023	153,224
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2014	11,782
Year ending December 31, 2015	11,417
Year ending December 31, 2016	12,144
Year ending December 31, 2017	12,713
Year ending December 31, 2018	13,322
Year ending December 31, 2019 - 2023	¥ 78,655